SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Balance - Beginning of period	$ 273,875	$ 428,021
Interest expense	12,636	36,711
Lease Payments	(96,351)	(190,857)
Additions	36,110
Balance - Ending of period	226,270	273,875
Current lease liabilities	138,107	143,624
Non-current lease liabilities	88,163	130,251
Lease liabilities	$ 226,270	$ 273,875